Exempt Party-In-Interest Transactions - Additional Information (Details) - EBP 56-1814206 001	12 Months Ended
Dec. 31, 2024 USD ($)
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Fees paid for investment management and administrative services	$ 72,650
Trustee
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Fees paid for investment management and administrative services	$ 72,650